Contingencies and Commitments	12 Months Ended
Dec. 31, 2011
Contingencies and Commitments
Contingencies and Commitments

26.                               Contingencies and Commitments

a)             Legal contingencies

In December 2008, the Company was named as defendant in two putative securities class actions filed in the United States District Court for the Southern District of New York: Ellenburg v. JA Solar Holdings Co., Ltd., et al., Civil Action No. 08 CV 10475 (filed on December 3, 2008) and Zhang v. JA Solar Holdings Co., Ltd., et al., Civil Action No. 08 CV 11366 (filed on December 31, 2008). The complaints in the two actions, which are substantially identical, also name as defendants Mr. Huaijin Yang, our former chief executive officer, and Mr. Daniel Lui, our former chief financial officer and chief strategy officer, and allege that the defendants committed securities fraud in violation of Section 10(b) of the United States Securities and Exchange Act. The Court consolidated the two cases in April 2009. In February 2011, the Company reached an agreement in principle to settle these securities class action lawsuits. Under the terms of the proposed settlement, a sum of US$ 4,500 (less any award of attorneys’ fees and costs to counsel for the class that may be approved by the Court) will be made available to shareholders who may qualify for a distribution under the settlement. As part of the settlement, the plaintiff agreed to dismiss the action and drop all claims against the Company and the individual defendants. The Court granted final approval of the settlement terms in June 2011.  The Group paid total settlement amount of RMB 29,808 (US$ 4,500) in the year ended December 31, 2011. There is no outstanding legal contingency as of December 31, 2011.

b)             Supplier contract

In order to better manage the Group’s unit costs and to secure adequate and timely supply of polysilicon and silicon wafers during the periods of shortages of polysilicon and silicon wafer supplies, the Group entered into a number of multi-year supply agreements in amounts that were expected to meet the Group’s anticipated production needs. As a condition to its receiving the raw materials under those agreements, and in line with industry practice, the Group was required to, and has made prepayments for all, or a portion, of the total contract price to the suppliers, which are then offset against future purchases. The Group has completed re-negotiating certain of its supplier arrangements and is currently in the process of re-negotiating the remaining prepayment obligations with its suppliers.

Set out below are the Group’s fixed obligations under these multi-year contracts including “take or pay” arrangements.

Obligations under Multi-year Supply Agreements, including “Take or Pay” Supply Agreements

The Group’s multi-year supply agreements with some suppliers are structured as fixed price and quantity “take or pay” arrangements which allow the supplier to invoice the Group for the full stated purchase price of polysilicon or silicon wafers the Group is obligated to purchase each year, whether or not the Group actually purchases the contractual volume. In addition to the “take or pay” supply agreements, the Group has also entered into other multi-year supply agreements to purchase fixed volumes of polysilicon or silicon wafers from certain suppliers. Under these agreements, the purchase price is to be periodically adjusted based on prevailing market price or relevant energy price index. Purchases made under “take or pay” agreements amounted to RMB 415,201, RMB 1,315,832 and RMB 1,600,725 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group’s future obligations under multi-year supply agreements, including “take or pay” supply agreements are as follows:

Twelve Months Ending December 31	“Take or pay” supply agreements	Other Multi-year supply agreements *	Total
	(in RMB)	(in RMB)	(in RMB)
2012	1,691,104	2,242,235	3,933,339
2013	1,091,631	1,274,987	2,366,618
2014	1,321,299	329,480	1,650,779
2015	1,644,535	328,629	1,973,164
2016	1,608,620	419,416	2,028,036
Thereafter	4,697,320	—	4,697,320
Total	12,054,509	4,594,747	16,649,256

* includes only purchase commitments with fixed or minimum price provisions.

In addition, the Group has also entered into other supply agreements with variable price provisions, under which the purchase price is based on market prices with price adjustment terms. The Group has committed to purchase polysilicon and silicon wafers with the quantity of 3,751 metric tons and 2,515 million pieces respectively during 2012 to 2016, which are with variable price provisions and not included in the above table.

Outstanding supplier advances made to suppliers with whom the Group has entered into “take or pay” arrangements amounted to RMB 1,220,403 and RMB 1,163,350 as of December 31, 2010 and 2011, respectively.

If the Group fails to meet the obligations, including purchase quantity commitments, under the amended agreements and are unable to further renegotiate the terms of these multi-year supply agreements, the Group may be forced to forfeit certain prepayment amounts and be subject to claims or other disputes which could materially and adversely affect the Group’s results of operations, and financial position.

c)              Operating lease commitments

As of December 31, 2011, the Group has several operating lease agreements to lease certain assets, including offices, dormitory and land. These non-cancelable operating leases expire from June 2012 to May 2017, with rental fees that approximates market rents.

Future minimum obligations for operating leases are as follows:

(in RMB)
2012	21,973
2013	14,577
2014	13,621
2015	13,326
2016	7,365
Thereafter	576
Total	71,438

Rent expense under all operating leases was RMB 17,203, RMB 17,786 and RMB 14,992, for the years ended December 31, 2009, 2010 and 2011, respectively.

c)              Capital expenditure

As of December 31, 2011, the Group had contracted for capital expenditure on machinery and equipment of RMB 1,173,107.